Annual Total Returns- JPMorgan SmartRetirement 2025 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2025 Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.86%)	15.48%	16.55%	6.88%	(1.36%)	5.59%	15.55%	(7.19%)	17.75%	11.13%